SCHEDULE OF REVENUE STREAMS AND DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disaggregation of Revenue [Line Items]
Total Revenue	$ 568,549	$ 372,488	$ 1,463,277	$ 914,009
Commissions [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	565,307	369,890	1,454,501	907,716
Title [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	1,307	1,400	3,683	3,450
Mortgage Broker Income [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	1,758	1,198	4,543	2,843
Wallet [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	$ 177		$ 550